INTANGIBLE ASSETS (Schedule of Patents) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Patents	$ 535,853	$ 509,360	$ 439,787
Less: Accumulated amortization	28,265	20,834	8,683
Intangible assets - net	$ 507,588	$ 488,526	$ 431,104